INVESTMENTS	12 Months Ended
Dec. 31, 2014
Investments
INVESTMENTS

4. INVESTMENTS

(a)Short-term investments

As of December 31, 2013 and 2014, short-term investments included fixed-rate time deposits in commercial banks, available-for-sale debt securities with a maturity of less than one year and available-for-sale equity securities that are expected to be sold within one year.

	As of December 31,
	2013	2014
	RMB	RMB	US$
Held-to-maturity securities
Fixed-rate time deposits	—	428,330	69,034
Available-for-sale equity securities	55,780	6,913	1,114
Available-for-sale debt securities	—	78,378	12,633
Total	55,780	513,621	82,781

During the years ended December 31, 2012, 2013 and 2014, the Group recorded interest income related to its held-to-maturity securities of RMB1,267, RMB2,479 and RMB15,901 (US$2,563) in the consolidated statements of comprehensive income, respectively.

Available-for-sale equity securities

On November 8, 2013, the Group purchased 2,673,796 Class A ordinary shares of Sungy Mobile Limited (“Sungy”), a company listed in NASDAQ, at a consideration of US$5,000.

In 2014, the Group disposed 219,221 ADSs, representing 1,315,326 Class A ordinary shares of Sungy and realized a gain on disposal of RMB1,967 (US$317). In addition, the Group recognized an impairment loss of RMB8,664 (US$1,397) for the remaining shares held as of December 31, 2014 due to the significant decrease in the traded market price of the investment as the Group believed that the decline in share price was other-than-temporary.

Available-for-sale debt securities

On July 21, 2014, the Group acquired a convertible note with principal amount of US$10,000 (the “NDP Convertible Note”) from NDP Media Corp (“NDP”) at a consideration of US$10,000. The NDP Convertible Note bears interests at 8% per annum with maturity of one year. The NDP Convertible Note may be converted in whole or in part into Series B Preferred Shares of NDP with a 20% discount on the date when NDP issues its Series B Preferred Shares on or before maturity date. The Group determined the fair value of the NDP Convertible Note to be as RMB72,076 (US$11,617) as of December 31, 2014 with the assistance of an independent third party valuation firm.

On July 26, 2013, the Group acquired a convertible promissory note with principal amount of US$1,000 (the “Convertible Note”) from Trustlook Inc. (“Trustlook”), a private company in the United States, at a consideration of RMB6,148. The Convertible Note bears interests at 6% per annum with maturity of two years. The Convertible Note will be automatically converted into identical equity securities that will be issued upon the closing of an equity financing by Trustlook on or before the maturity date of the Convertible Note. If an equity financing does not occur on or before the maturity date, the Group has the option to convert the Convertible Note into common shares of Trustlook. The Group recorded the investment in the Convertible Note as an available-for-sale debt security. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value with changes in fair value recognized in accumulated other comprehensive loss included in shareholders’ equity. The Group determined the fair value of the Convertible Note to be RMB6,302 (US$1,016) as of December 31, 2014 with the assistance of an independent third party valuation firm.

For the year ended December 31, 2014, the Group recorded an unrealized gain of RMB10,927 (US$1,761) from the change in fair value of the available-for-sale securities in accumulated other comprehensive income.

(b)Long-term investments

As of December 31, 2013 and 2014, long-term investments consisted of the following:

	As of December 31,
	2013	2014
	RMB	RMB	US$
Cost method investments	—	151,395	24,400
Equity method investments	6,151	131,707	21,228
Available-for-sale equity securities	—	55,740	8,984
Available-for-sale debt securities	5,903	—	—
Total	12,054	338,842	54,612

Cost method investments

As of December 31, 2014, the Group’s cost method investments mainly included 4% equity interests of a third party online game developer of RMB120,000 (US$19,340) and 500,000 series A preferred shares of NDP of US$5,000.

Equity method investments

On March 18, 2014, the Group entered into an equity transfer agreement with Kingsoft to purchase 20% ordinary shares of Kingsoft Japan, a subsidiary of Kingsoft, for an aggregate purchase price in cash of Japanese Yen (“JPY”) 614,040,000. The acquisition was accounted for as a transaction under common control. The excess of the purchase consideration over the carrying amount of Kingsoft Japan ownership on the books of Kingsoft of RMB6,391 (US$1,039) immediately before the transaction was recorded as a deemed distribution to Kingsoft amounting to RMB30,775 (US$5,004) on the acquisition date. On October 10, 2014, the Group acquired additional 21.5% ordinary shares of Kingsoft Japan from a shareholder, for a purchase price of US$9,967. The difference in the cost basis of the investment and the proportional interests in Kingsoft Japan was RMB51,782 (US$8,346) as of December 31, 2014.  In accordance with ASC810, Consolidation, Kingsoft Japan is a variable interest entity, as it was established with legal structure with non-substantive voting rights. The maximum exposure to loss as a result of its involvement with Kingsoft Japan was RMB67,960 (US$10,953) as of December 31, 2014 which also equals to the carrying amount of the investment. The Group is not considered as the primary beneficiary, as it does not absorb the majority of Kingsoft Japan’s expected losses or residual returns.

On January 8, 2014, the Group acquired 34% equity interests in Beijing Shangyao World Technology Co., Ltd. (“Shangyao”) for a cash consideration of RMB2,000 (US$322). RMB472 (US$76) of impairment loss was recognized in 2014.

On November 12, 2014, the Group made an investment of US$1,000 in F50 Ventures Fund, L.P. (“F50”) and held 6.7% of the investee as of December 31, 2014. Given the Group holds more than three percent interest in F50 as a limited partner, the investment is accounted for under equity method.

On April 18, 2013, the Group invested RMB3,600 cash and self-developed technologies with fair value of RMB6,000 and carrying value of nil in Beijing Security System Technology for its 40% equity interests. The Group performed the valuation with the assistance of an independent third party valuation firm. A partial deemed disposal gain on intangible asset of RMB3,600 was recognized for the year ended December 31, 2013.

On April 18, 2013, the Group invested RMB800 cash in Wuhan Antian for its 40% equity interests.

The above investments were accounted for as equity method investments since the Group has the ability to exercise significant influence over the operating and financing activities.

In February 2014, the Group acquired 28.3% equity interests of Moxiu Technology for a cash consideration of RMB20,000 (US$3,223) and promotion resources (including but not limited to the advertisement space on the applications of the Group) with a value of approximately RMB5,000 (US$806).  In August 2014, the Group acquired from a subsidiary of Tencent Holdings Limited (“Tencent”) an additional 22.2% equity interests of Moxiu Technology for a cash consideration of RMB30,000 (US$4,835). As the Group did not have control over the operating and financing activities of Moxiu Technology due to lack of controlling votes at the meetings of the shareholders and the board of director, the Group accounted for its 50.5% equity interests of Moxiu Technology as an equity method investment.  The difference in the cost basis of the investment and the proportional interest in Moxiu Technology was RMB46,093 (US$7,429) as of December 31, 2014.

For the years ended December 31, 2012, 2013 and 2014, the Group recorded a loss of nil, RMB1,849 and RMB5,447 (US$878) from the equity investees in loss of equity method investments in total, respectively.

Available-for-sale equity security

Long-term available-for-sale equity security represents investment in the equity securities of a publicly listed company. As the Group does not have significant influence over the investee, the investment was classified as available-for-sale security and reported at fair value. For the year ended December 31, 2014, the Group recorded an unrealized gain RMB6,514 (US$1,098) from the change in fair value of the long-term available-for-sale security in other comprehensive income.